Prepayments deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments Deposits And Other Assets [Abstract]
Schedule of Prepayments, deposits and other assets

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Included in non-current assets
Prepaid contents royalties	816	956

	816	956

Included in current assets
Prepaid contents royalties	1,600	1,882
Value-added tax recoverable	153	149
Prepaid vendors deposits and other receivables	199	484
Prepaid promotion and other expenses	133	239
Receivable from Tencent (Note 31(b))	50	39
Others	85	53

	2,220	2,846